Operating Segments and Related Disclosures - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2013	May 31, 2012	May 31, 2013 Segment	May 31, 2012	Nov. 30, 2012
Operating Statistics [Line Items]
Number of operating segments			2
Percentage of net sales			10.00%		10.00%
Sales directly and indirectly to the U.S. government and its agencies, including sales to the Company's significant customers	95.00%	95.00%	96.00%	95.00%
Standard Missile Program [Member]
Operating Statistics [Line Items]
Sales directly and indirectly to the U.S. government and its agencies, including sales to the Company's significant customers			32.00%	23.00%